Supplement dated December 4, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Equity Fund	3/1/2014
Effective on or about January 15, 2015 (the Effective Date), the Fund’s name will change to Columbia Select Global Equity Fund. Accordingly, on the Effective Date, all references in the Prospectus and in the Summary Prospectus to Columbia Global Equity Fund are deleted and replaced with Columbia Select Global Equity Fund. In addition, the following changes are hereby made to the Fund’s Prospectus and Summary Prospectus:
As of the Effective Date, the following information will be added as the second paragraph under the section of the Fund's Summary entitled "Principal Investment Strategies”:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Principal Risks” is hereby revised to include the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, the information under the section of the Fund's Summary entitled "Fund Management” is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Fund Manager	Portfolio Manager	January 2015
Pauline Grange	Fund Manager	Deputy Portfolio Manager	October 2013
As of the Effective Date, the following information will be added as the second paragraph under the caption “Principal Investment Strategies” in the More Information About the Fund section of the Prospectus:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
As of the Effective Date, the fifth and sixth paragraphs under the caption “Principal Investment Strategies” in the More Information About the Fund section of the Prospectus are hereby deleted.
The rest of the section remains the same.
As of the Effective Date, the information under the caption "Principal Risks” in the More Information About the Fund section of the Prospectus is hereby revised to include the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
SUP155_10_002_(12/14)

As of the Effective Date, the information under the caption “Portfolio Managers” in the More Information About the Fund-Primary Service Providers section of the Prospectus is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Fund Manager	Portfolio Manager	January 2015
Pauline Grange	Fund Manager	Deputy Portfolio Manager	October 2013
Mr. Dudding joined Threadneedle in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.
Ms. Grange joined Threadneedle in 2007 as a global equity fund manager. Ms. Grange heads the telecommunications and utilities sector research team and is the deputy head of the technology sector research team. Prior to joining Threadneedle, Ms. Grange was a fund manager at Investec Asset Management. Ms. Grange began her investment career in 2000 and earned a BSc (Hons) in Finance from the University of Cape Town.
Shareholders should retain this Supplement for future reference.
2
SUP155_10_002_(12/14)